Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Profit (loss) before tax	$ 228,654	$ 151,019	$ 178,514
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(11,433)	(7,551)	(8,926)
Tax effect of non-taxable income	11,229	897	822
Effects from entities taxes with different rate	(14,046)	(14,565)	(15,930)
Foreign Withholding Income Tax	(3,823)	0	0
Other tax effects for reconciliation between accounting profit and tax expense (income)	(13,679)	(9,331)	(5,394)
Tax income (expense)	$ (31,752)	$ (30,550)	$ (29,428)